RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES	RELATED PARTIES
As described in Note 9, SSIG, related party of one of the investors, has provided a grant of $504 to be used for a repayment of the PPP Loan. According to the Grant Agreement the grant proceeds were used in May 2020 for a partial repayment of the PPP Loan. This grant has been treated as a capital contribution in equity.
In Q2 2021, the Company’s Board approved and granted the Founders Loans, and received Founders Promissory Note in the total aggregate amount of $1,199. $740 of the Founders Loans was immediately used to exercise fully vested options held by the founders. The amount of $459 from the Founders Loans was not used by the founders to exercise stock options. The Founders Loans with a total principal amount of $1,199 were forgiven in November 2021. Refer to Note 12 for additional details.
After the Closing of the Transaction, the Company paid $6,100 in Transaction bonuses mainly to certain members of management. $4,130 thereof are presented in general and administrative expenses, and the remaining $2,000 in research and development expenses in consolidated statement of operations.
There were no other transactions with related parties.